Document And Entity Information	Apr. 02, 2025
Document Information [Line Items]
Entity, Registrant Name	CLIPPER REALTY INC.
Document, Type	8-K
Document, Period End Date	Apr. 02, 2025
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-38010
Entity, Tax Identification Number	47-4579660
Entity, Address, Address Line One	4611 12th Avenue, Suite 1L
Entity, Address, City or Town	Brooklyn
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11219
City Area Code	718
Local Phone Number	438-2804
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CLPR
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001649096